Financial risk and capital management	12 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Financial risk and capital management	Financial risk and capital
management
General information and financial risks
Equinor's business activities naturally expose Equinor to
financial risks such as market risk (including commodity
price risk, currency risk, interest rate risk and equity
price risk), liquidity risk and credit risk. Equinor’s
approach to risk management includes assessing and
managing risk in activities using a holistic risk approach,
by considering relevant correlations at portfolio level
between the most important market risks and the
natural hedges inherent in Equinor’s portfolio. This
approach allows Equinor to reduce the number of risk
management transactions and avoid sub-optimisation.
The corporate risk committee, which is an advisory
body in Enterprise Risk Management, is responsible for
proposing appropriate measures to adjust risk at the
corporate level. This includes assessing Equinor’s
financial risk policies.
Market risk
Equinor operates in the worldwide crude oil, refined
products, natural gas, and electricity markets and is
exposed to market risks including fluctuations in
hydrocarbon prices, foreign currency rates, interest
rates, and electricity prices that can affect the revenues
and costs of operating, investing, and financing. Long
term exposures are managed at the corporate level,
whereas short term exposures are managed through
trading strategies and mandates that focus on achieving
the highest risk-adjusted returns for Equinor within the
defined mandate.
Mandates in the trading organisations within crude oil,
refined products, natural gas, and electricity are
relatively restricted compared to the total market risk of
Equinor.
Commodity price risk
Equinor’s most important long-term commodity risk
(crude oil and natural gas) is related to future market
prices as Equinor generally is to be exposed to both
upside and downside price movements. In the longer
term, also power price risk is to a large extent expected
to contribute to Equinor’s commodity price risk portfolio.
To manage short-term commodity risk, Equinor enters
into commodity-based derivative contracts, including
futures, options, over-the-counter (OTC) forward
contracts, market swaps and contracts for differences
related to crude oil, petroleum products, natural gas,
power and emissions. Equinor’s bilateral gas sales
portfolio is exposed to various price indices with a
combination of gas price markers. The term of crude oil
and refined oil products derivatives are usually less than
one year, and they are traded mainly on the Inter-

Commodity price sensitivity	At 31 December
	2025		2024
(in USD million)	-30%	+30%	-30%	+30%
Crude oil and refined products net gains/(losses)	474	(474)	881	(882)
Natural gas, electricity and CO₂ net gains/(losses)	(174)	188	(122)	210
Continental Exchange (ICE), the CME group, the OTC
Brent market, and crude and refined products swap
markets. The term of natural gas, power, and emission
derivatives is usually three years or less, and they are
mainly OTC physical forwards and options, NASDAQ
OMX Oslo forwards, and futures traded on the
European Energy Exchange (EEX), NYMEX and ICE.
The table below contains the commodity price risk
sensitivities of Equinor's commodity-based derivative
contracts. Equinor's assets and liabilities resulting from
commodity-based derivative contracts consist of both
exchange traded and non-exchange traded instruments,
including embedded derivatives that have been
bifurcated and recognised at fair value in the
Consolidated balance sheet.
Price risk sensitivities at the end of 2025 and 2024 at
30% are assumed to represent a reasonably possible
change based on the duration of the derivatives. Since
none of the derivative financial instruments included in
the table below are part of hedging relationships, any
changes in the fair value would be recognised in the
Consolidated statement of income.
Currency risk
Equinor’s cash flows from operating activities deriving predominantly from oil and gas sales, operating expenses and capital expenditures are mainly in USD, but taxes, dividends to shareholders on the Oslo Børs and a share of our operating expenses and capital expenditures are in NOK. Accordingly, Equinor’s currency management is primarily linked to mitigate currency risk related to payments in NOK. This means that Equinor regularly purchases NOK, primarily spot, but also on a forward basis using conventional derivative instruments.
As of 31 December 2025, the following currency risk sensitivity has been calculated by assuming a 10% reasonable possible change in the most relevant foreign currency exchange rates that impact Equinor’s financial accounts. Also as of
31 December 2024, a change of 10% in the most relevant foreign currency exchange rates was viewed as a reasonable possible change. The below sensitivity information is calculated by reference to carrying amounts of assets and liabilities as of 31 December. The impact on Shareholders equity through Profit and Loss arises from monetary balances denominated in currencies other than an entity's functional currency, whereas the impact on Shareholders equity through
Other comprehensive income arises principally from the translation of assets and liabilities of entities whose functional currency is not USD. A negative figure represents a negative equity impact/loss, while a positive figure represents a positive equity impact/gain.

Currency risk sensitivity	At 31 December 2025
(in USD million)	NOK	EUR	GBP

Impact from a 10% strengthening of given currency vs USD on:
Shareholders equity through Other comprehensive income	970	348	266
Shareholders equity through Profit and loss	(54)	(314)	(129)
Impact from a 10% weakening of given currency vs USD on:
Shareholders equity through Other comprehensive income	(970)	(348)	(266)
Shareholders equity through Profit and loss	54	314	129

Currency risk sensitivity	At 31 December 2024
(in USD million)	NOK	EUR	GBP

Impact from a 10% strengthening of given currency vs USD on:
Shareholders equity through Other comprehensive income	888	309	925
Shareholders equity through Profit and loss	84	(167)	(167)
Impact from a 10% weakening of given currency vs USD on:
Shareholders equity through Other comprehensive income	(888)	(309)	(925)
Shareholders equity through Profit and loss	(84)	167	167
Interest rate risk
Bonds are normally issued at fixed rates in a variety of currencies (among others USD, EUR and GBP) and some of these bonds are converted to floating USD bonds by using interest rate and currency swaps. Equinor manages its interest rates exposure on its bond portfolio based on risk and reward considerations from an enterprise risk management perspective.
This means that the fixed/floating mix on interest rate exposure may vary from time to time. For more detailed information about Equinor’s long-term debt portfolio see note 21 Finance debt.
The following interest rate risk sensitivity has been calculated by assuming a change of 100 basis points as a reasonable possible change in interest rates at the end of 2025 and 2024. A decrease in interest rates will have an estimated positive impact on net financial items in the Consolidated statement of income, while an increase in interest rates will have an estimated negative impact on net financial items in the Consolidated statement of income.

Interest risk sensitivity		At 31 December
	2025		2024
(in USD million)	- 100 basis points	+ 100 basis points	- 100 basis points	+ 100 basis points
Positive/(negative) impact on net financial items	308	(306)	262	(250)
Equity price risk
Equinor’s captive insurance company holds listed equity securities as part of its portfolio. In addition, Equinor holds some other listed and non-listed equities, mainly for long-term strategic purposes. By holding these assets, Equinor is exposed to equity price risk, defined as the risk of declining equity prices, which can result in a decline in the carrying value on certain of Equinor’s assets recognised in the balance sheet. The equity price risk in the portfolio held by Equinor’s captive insurance company is managed, with the aim of maintaining a moderate risk profile, through geographical diversification and the use of broad benchmark indexes.
The following equity price risk sensitivity has been calculated, by assuming a 25% reasonable possible change in equity prices that impact Equinor’s financial accounts, based on balances at 31 December 2025. At 31 December 2024, a change of 35% in equity prices was viewed as a reasonable possible change.
The estimated gains and the estimated losses following from a change in equity prices would impact the Consolidated statement of income.

Equity price sensitivity		At 31 December
	2025		2024
(in USD million)	-25%	25%	-35%	35%
Net gains/(losses)	(1,115)	1,115	(1,234)	1,234
Liquidity risk
Liquidity risk is the risk that Equinor will not be able to meet obligations of financial liabilities when they become due. The purpose of liquidity management is to ensure that Equinor always has sufficient funds available to cover its financial obligations.
The main cash outflows include the quarterly dividend payments and Norwegian petroleum tax payments made ten times per year. Trading in collateralised commodities and financial contracts also exposes Equinor to liquidity risk related to potential collateral calls from counterparties.
If the cash flow forecasts indicate that the liquid assets will fall below target levels, new long-term funding will be considered. Equinor raises debt in all major capital markets (USA, Europe and Asia) for long-term funding purposes. The policy is to have a maturity profile with repayments not exceeding 5% of capital employed in any year for the nearest five years. Equinor’s non- current financial liabilities have a weighted average maturity of approximately 8 years. For more information about Equinor’s non-current financial liabilities, see note 21 Finance debt.
Short-term funding needs will normally be covered by the USD 5.0 billion US Commercial paper programme (CP) which is backed by a revolving credit facility of USD 5.0 billion, supported by 19 core banks, maturing in 2030. The facility supports secure access to funding, supported by the best available short-term rating. As at 31 December 2025 the facility has not been drawn upon.
The table below shows a maturity profile, based on undiscounted contractual cash flows, for Equinor’s financial liabilities.

			At 31 December
	2025			2024
(in USD million)	Non- derivative financial liabilities	Lease liabilities	Derivative financial liabilities	Non- derivative financial liabilities	Lease liabilities	Derivative financial liabilities
Year 1	17,445	1,285	248	22,266	1,363	673
Year 2 and 3	7,222	1,161	307	5,723	1,299	643
Year 4 and 5	4,847	447	305	3,415	494	480
Year 6 to 10	10,119	546	749	6,174	488	1,156
After 10 years	9,176	594	215	10,355	315	425
Total specified	48,809	4,033	1,823	47,933	3,959	3,377
Credit risk
Credit risk is the risk that Equinor’s customers or counterparties will cause Equinor financial loss by failing to honour their obligations. Credit risk arises from credit exposures with customer accounts receivables as well as from financial investments, derivative financial instruments and deposits with financial institutions. Equinor uses risk mitigation tools to reduce or control credit risk both on a counterparty and portfolio level. The main tools include bank and parental guarantees, prepayments, and cash collateral.
Prior to entering into transactions with new counterparties, Equinor’s credit policy requires all counterparties where
Equinor has material credit exposure to be formally identified and assigned internal credit ratings. The internal credit ratings reflect Equinor’s assessment of the counterparties' credit risk and are based on a quantitative and qualitative analysis of recent financial statements and other relevant business information. All counterparties are re-assessed regularly.
Equinor has pre-defined limits for the absolute credit risk level allowed at any given time on Equinor’s portfolio as well as maximum credit exposures for individual counterparties. Equinor monitors the portfolio on a regular basis and individual, material exposures against limits on a daily basis. Equinor’s total credit exposure is geographically diversified among a number of counterparties within the oil and energy sector, as well as larger oil and gas consumers and financial counterparties. The majority of Equinor’s credit exposure is with investment- grade counterparties.
The following table contains the carrying amount of Equinor’s financial receivables and derivative financial instruments split by Equinor’s assessment of the counterparty's credit risk. Receivables that are overdue with more than 30 days represents less than 1% of the total reported trade and other receivables. A provision has been recognised for expected credit losses of trade and other receivables using the expected credit loss model. Only non-exchange traded instruments are included in derivative financial instruments.

(in USD million)	Non-current financial receivables	Current financial receivables1)	Trade and other receivables2)	Non-current derivative financial instruments	Current derivative financial instruments

At 31 December 2025
Investment grade, rated A or above	260	2,547	2,169	550	318
Other investment grade	—	9	4,663	50	163
Non-investment grade or not rated	458	170	3,987	419	186

Total financial assets	718	2,726	10,819	1,020	667

At 31 December 2024
Investment grade, rated A or above	208	4,448	3,764	308	640
Other investment grade	3	17	5,286	—	223
Non-investment grade or not rated	531	404	4,541	340	161

Total financial assets	743	4,868	13,591	648	1,024
1) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.

2) For more information about Trade and other receivables, see note 18 Trade and other receivables.
The table below presents the amounts offset under the terms of various offsetting agreements for financial assets and liabilities. These agreements are mainly entered into to manage the credit risks associated with over-the-counter commodity trading as well as regular commodity purchases and sales and enable Equinor and their counterparties to set off financial liabilities against financial assets in the ordinary course of business as well as in case of default. In addition, exchange-traded commodity derivatives are offset towards collateral receipts/payments as a result of day-to-day cash settlements based on change in fair value of open derivative positions. Amounts not qualifying for offsetting consists of collateral receipts or payments which usually is settled on a gross basis. Normally these amounts will offset in a potential default situation. There exist no restrictions on collaterals received.

(in USD million)	Gross amounts of recognised financial assets/ liabilities	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Amounts of remaining rights to set-off not qualifying for offsetting	Net amount	(in USD million)	Gross amounts of recognised financial assets/ liabilities	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Amounts of remaining rights to set-off not qualifying for offsetting	Net amount

At 31 December 2025						At 31 December 2024
Financial assets						Financial assets
Trade and other receivables	12,690	1,870	10,819	—	10,819	Trade and other receivables	15,900	2,310	13,590	—	13,590
Current interest-bearing financial receivables and accrued interest	256	—	256	—	256	Current interest-bearing financial receivables and accrued interest	755	141	614	—	614
Collateral receivables	4,392	1,922	2,470	1,127	1,343	Collateral receivables1)	7,770	3,515	4,254	2,037	2,217
Derivative financial instruments	4,817	3,130	1,687	1,481	206	Derivative financial instruments	6,946	5,273	1,673	758	914

Total financial assets	22,154	6,922	15,232	2,608	12,624	Total financial assets	31,370	11,239	20,131	2,795	17,336

Financial liabilities						Financial liabilities
Trade payables	11,570	1,870	9,700	—	9,700	Trade payables	13,420	2,310	11,110	—	11,110
Accrued expenses and other current financial liabilities	1,807	—	1,807	—	1,807	Accrued expenses and other current financial liabilities	1,526	141	1,385	—	1,385
Collateral liabilities	3,197	1,898	1,298	1,298	—	Collateral liabilities	4,071	3,686	385	385	—
Derivative financial instruments	4,752	3,154	1,598	1,310	288	Derivative financial instruments	7,893	5,102	2,791	2,411	380

Total financial liabilities	21,325	6,922	14,403	2,608	11,795	Total financial liabilities	26,910	11,239	15,671	2,795	12,875
1) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.

Capital management
The main objectives of Equinor's capital management policy are to maintain a strong overall financial position and to ensure sufficient financial flexibility. Equinor’s primary focus is on maintaining its credit rating in the A category on a stand alone basis (excluding uplifts for Norwegian Government ownership). Equinor’s current long-term ratings are AA- with a stable outlook (including one notch uplift) and Aa2 with a stable outlook (including two notch uplift) from S&P and Moody’s, respectively. In order to monitor financial robustness, a key ratio utilised by Equinor is the non- GAAP metric of “Net interest-bearing debt adjusted (ND2) to Capital employed adjusted (CE2)”
ND1 is defined as Equinor's interest-bearing financial liabilities less cash and cash equivalents and current financial investments, adjusted for balances held by Equinor's captive insurance company (amounting to USD 288 million and
USD 366 million for 2025 and 2024, respectively). CE1 is defined as Equinor's total equity (including non- controlling interests) and ND1. ND2 is defined as ND1 adjusted for lease liabilities (amounting to USD 3,412 million and USD 3,510 million for 2025 and 2024, respectively). CE2 is defined as Equinor's total equity (including non-controlling interests) and
ND2.

	At 31 December
(in USD million)	2025	2024

Net interest-bearing debt adjusted, including lease liabilities (ND1)	12,176	9,221
Net interest-bearing debt adjusted (ND2)	8,765	5,711
Capital employed adjusted, including lease liabilities (CE1)	52,674	51,601
Capital employed adjusted (CE2)	49,262	48,091

Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	23.1%	17.9%

Net debt to capital employed adjusted (ND2/CE2)	17.8%	11.9%